ALLOWANCE FOR LOAN LOSSES - Impaired Loans (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance	$ 377
Recorded Investment	15,382	16,470
Unpaid Principal Balance	15,382	16,470
Average Recorded Investment	15,737	18,539
Interest Income Recognized	438	825
Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with an allowance recorded:	639
Principal Balance with an allowance recorded:	639
Related Allowance	113
Average Recorded Investment with an allowance recorded:	263	74
Interest Income Recognized with an allowance recorded:	12
Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	10,667	10,827
Unpaid Principal Balance with no related allowance	10,667	10,827
Average Recorded Investment with no related allowance	10,747	12,212
Interest Income Recognized with no related allowance	347	650
Recorded Investment with an allowance recorded:	53
Principal Balance with an allowance recorded:	53
Related Allowance	19
Average Recorded Investment with an allowance recorded:	16	7
Interest Income Recognized with an allowance recorded:
Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	1,735	2,662
Unpaid Principal Balance with no related allowance	1,735	2,662
Average Recorded Investment with no related allowance	2,199	2,213
Interest Income Recognized with no related allowance	33	108
Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	1,575	2,981
Unpaid Principal Balance with no related allowance	1,575	2,981
Average Recorded Investment with no related allowance	2,278	3,479
Interest Income Recognized with no related allowance	37	67
Recorded Investment with an allowance recorded:	713
Principal Balance with an allowance recorded:	713
Related Allowance	245
Average Recorded Investment with an allowance recorded:	234	554
Interest Income Recognized with an allowance recorded:	9
One-to four Family Residential | Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance	370
Recorded Investment	7,780	8,033
Unpaid Principal Balance	7,780	8,033
Average Recorded Investment	7,720	9,142
Interest Income Recognized	135	331
One-to four Family Residential | Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with an allowance recorded:	639
Principal Balance with an allowance recorded:	639
Related Allowance	113
Average Recorded Investment with an allowance recorded:	263	74
Interest Income Recognized with an allowance recorded:	12
One-to four Family Residential | Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	3,977	3,180
Unpaid Principal Balance with no related allowance	3,977	3,180
Average Recorded Investment with no related allowance	3,578	3,556
Interest Income Recognized with no related allowance	61	192
Recorded Investment with an allowance recorded:	53
Principal Balance with an allowance recorded:	53
Related Allowance	19
Average Recorded Investment with an allowance recorded:	16	7
Interest Income Recognized with an allowance recorded:
One-to four Family Residential | Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	1,080	2,646
Unpaid Principal Balance with no related allowance	1,080	2,646
Average Recorded Investment with no related allowance	1,863	2,185
Interest Income Recognized with no related allowance	23	107
One-to four Family Residential | Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	1,365	2,207
Unpaid Principal Balance with no related allowance	1,365	2,207
Average Recorded Investment with no related allowance	1,786	2,847
Interest Income Recognized with no related allowance	30	32
Recorded Investment with an allowance recorded:	666
Principal Balance with an allowance recorded:	666
Related Allowance	238
Average Recorded Investment with an allowance recorded:	214	473
Interest Income Recognized with an allowance recorded:	9
Multi-family Residential | Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance
Recorded Investment	455	1,151
Unpaid Principal Balance	455	1,151
Average Recorded Investment	803	1,154
Interest Income Recognized		22
Multi-family Residential | Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with an allowance recorded:
Principal Balance with an allowance recorded:
Related Allowance
Average Recorded Investment with an allowance recorded:
Interest Income Recognized with an allowance recorded:
Multi-family Residential | Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	360	1,056
Unpaid Principal Balance with no related allowance	360	1,056
Average Recorded Investment with no related allowance	708	1,059
Interest Income Recognized with no related allowance		22
Recorded Investment with an allowance recorded:
Principal Balance with an allowance recorded:
Related Allowance
Average Recorded Investment with an allowance recorded:
Interest Income Recognized with an allowance recorded:
Multi-family Residential | Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance
Unpaid Principal Balance with no related allowance
Average Recorded Investment with no related allowance
Interest Income Recognized with no related allowance
Multi-family Residential | Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	95	95
Unpaid Principal Balance with no related allowance	95	95
Average Recorded Investment with no related allowance	95	95
Interest Income Recognized with no related allowance
Recorded Investment with an allowance recorded:
Principal Balance with an allowance recorded:
Related Allowance
Average Recorded Investment with an allowance recorded:
Interest Income Recognized with an allowance recorded:
Construction | Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance
Recorded Investment
Unpaid Principal Balance
Average Recorded Investment
Interest Income Recognized
Construction | Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with an allowance recorded:
Principal Balance with an allowance recorded:
Related Allowance
Average Recorded Investment with an allowance recorded:
Interest Income Recognized with an allowance recorded:
Construction | Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance
Unpaid Principal Balance with no related allowance
Average Recorded Investment with no related allowance
Interest Income Recognized with no related allowance
Recorded Investment with an allowance recorded:
Principal Balance with an allowance recorded:
Related Allowance
Average Recorded Investment with an allowance recorded:
Interest Income Recognized with an allowance recorded:
Construction | Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance
Unpaid Principal Balance with no related allowance
Average Recorded Investment with no related allowance
Interest Income Recognized with no related allowance
Construction | Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance
Unpaid Principal Balance with no related allowance
Average Recorded Investment with no related allowance
Interest Income Recognized with no related allowance
Recorded Investment with an allowance recorded:
Principal Balance with an allowance recorded:
Related Allowance
Average Recorded Investment with an allowance recorded:
Interest Income Recognized with an allowance recorded:
Commercial | Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance	7
Recorded Investment	7,146	7,270
Unpaid Principal Balance	7,146	7,270
Average Recorded Investment	7,205	8,174
Interest Income Recognized	303	471
Commercial | Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with an allowance recorded:
Principal Balance with an allowance recorded:
Related Allowance
Average Recorded Investment with an allowance recorded:
Interest Income Recognized with an allowance recorded:
Commercial | Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	6,329	6,591
Unpaid Principal Balance with no related allowance	6,329	6,591
Average Recorded Investment with no related allowance	6,460	7,556
Interest Income Recognized with no related allowance	286	436
Recorded Investment with an allowance recorded:
Principal Balance with an allowance recorded:
Related Allowance
Average Recorded Investment with an allowance recorded:
Interest Income Recognized with an allowance recorded:
Commercial | Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	655
Unpaid Principal Balance with no related allowance	655
Average Recorded Investment with no related allowance	328
Interest Income Recognized with no related allowance	10
Commercial | Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	115	679
Unpaid Principal Balance with no related allowance	115	679
Average Recorded Investment with no related allowance	397	537
Interest Income Recognized with no related allowance	7	35
Recorded Investment with an allowance recorded:	47
Principal Balance with an allowance recorded:	47
Related Allowance	7
Average Recorded Investment with an allowance recorded:	20	81
Interest Income Recognized with an allowance recorded:
Consumer | Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance
Recorded Investment	1	16
Unpaid Principal Balance	1	16
Average Recorded Investment	9	69
Interest Income Recognized		1
Consumer | Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with an allowance recorded:
Principal Balance with an allowance recorded:
Related Allowance
Average Recorded Investment with an allowance recorded:
Interest Income Recognized with an allowance recorded:
Consumer | Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	1
Unpaid Principal Balance with no related allowance	1
Average Recorded Investment with no related allowance	1	41
Interest Income Recognized with no related allowance
Recorded Investment with an allowance recorded:
Principal Balance with an allowance recorded:
Related Allowance
Average Recorded Investment with an allowance recorded:
Interest Income Recognized with an allowance recorded:
Consumer | Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance		16
Unpaid Principal Balance with no related allowance		16
Average Recorded Investment with no related allowance	8	28
Interest Income Recognized with no related allowance		1
Consumer | Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance
Unpaid Principal Balance with no related allowance
Average Recorded Investment with no related allowance
Interest Income Recognized with no related allowance
Recorded Investment with an allowance recorded:
Principal Balance with an allowance recorded:
Related Allowance
Average Recorded Investment with an allowance recorded:
Interest Income Recognized with an allowance recorded: